Financing Income (Expenses), Net - Schedule of Financing Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income:
Revaluation of warrants	$ 46	$ 2,191
Deposit interest	2	178	91
Exchange rates		21
Total income	48	2,390	91
Finance Expenses:
Issuance costs	(306)	(439)
Exchange rates	(45)		(22)
Bank fees	(5)	(9)	(7)
Total expenses	(356)	(448)	(29)
Total financing income (expanse), net	$ (308)	$ 1,942	$ 62